UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
February 28, 2021

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident International Equity Fund (“VIDI” or the “Fund”). The following information pertains to the fiscal period of September 01, 2020 through February 28, 2021. The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index (the “Index”). This index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks with more favorable valuations and with a confirming price trend.

The Fund had positive performance during the period ending on February 28, 2021. The market price for VIDI increased 23.35% and the NAV increased 23.27%, while the Morningstar Global ex-US Large-Mid Index, a broad market index, gained 16.93% over the same period. The Fund’s Index returned 23.65%. Meanwhile, outstanding shares ended the period at 18,600,000.

For the period, the largest positive contributor to return was Great Wall Motor Company Ltd. (2333 HK), adding 0.90% to the return of the Fund, gaining 188.80% with an average weighting of 0.76%. The second largest contributor to return was Dufry AG (DUFN SW), adding 0.77% to the return of the Fund, gaining 140.98% with an average weighting of 0.99%. The third largest contributor to return was Kumho Petrochemical Company Ltd. (011780 KS), adding 0.77% to the return of the Fund, gaining 128.43% with an average weighting of 0.74%.

For the period, the largest negative contributor to return was Shimao Group Holdings Ltd. (813 HK), detracting 0.17% from the return of the Fund, declining 34.08% with an average weighting of 0.36%. The security contributing second-most negatively was AGL Energy Ltd. (AGL AU), detracting 0.15% from the return of the Fund, and declining 30.88% with an average weighting of 0.39%. The third largest negative contributor to return was Supermax Corporation Bhd (SUCB MK), detracting 0.14% from the return of the Fund, and declining 28.54% with an average weight of 0.07%.

For the period, the best performing security in the Fund was Great Wall Motor Company Ltd. (2333 HK), gaining 188.80% and contributing 0.90% to the return of the Fund. The second-best performing security for the period was United Microelectronics Corporation (2303 TT), gaining 169.41% and contributing 0.70% to the return of the Fund. The third-best performing security was Royal Mail PLC (RMG LN), gaining 163.38% for the period and contributing 0.30% to the return of the Fund.

VIDENT INTERNATIONAL EQUITY FUND

For the period, the worst performing security in the Fund was Shimao Group Holdings Ltd. (813 HK), declining 34.08% and reducing the return of the Fund by 0.17%. The second-worst performing security in the Fund was Sun Art Retail Group Ltd. (6808 HK), declining 33.72% and reducing the return of the Fund by 0.14%. The third-worst performing security in the Fund was AGL Energy Ltd. (AGL AU), declining 30.88% and reducing the return of the Fund by 0.15%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. EQUITY FUND

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core U.S. Equity Fund (“VUSE” or the “Fund”). The following information pertains to the fiscal period of September 01, 2020 through February 28, 2021. The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Stock Index (the “Index”). This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The Fund had positive performance during the period ending on February 28, 2021. The market price for VUSE increased 29.72% and the NAV increased 29.71%, while the S&P 500 Index, a broad market index, gained 9.74% over the same period. The Fund’s Index returned 29.80%. Meanwhile, outstanding shares ended the period at 10,100,000.

For the period, the largest positive contributor to return was Cerence, Inc. (CRNC US), adding 0.63% to the return of the Fund, gaining 110.36% with an average weighting of 0.71%. The second largest contributor to return was AMC Networks, Inc. (AMCX US), adding 0.58% to the return of the Fund, gaining 170.03% with an average weighting of 0.53%. The third largest contributor to return was Darling Ingredients, Inc. (DAR US), adding 0.50% to the return of the Fund, gaining 97.18% with an average weighting of 0.72%.

For the period, the largest negative contributor to return was Telephone and Data Systems, Inc. (TDS US), detracting 0.10% from the return of the Fund, declining 21.31% with an average weighting of 0.37%. The security contributing second-most negatively was Bed Bath & Beyond, Inc. (BBBY US), detracting 0.08% from the return of the Fund, and declining 23.97% with an average weighting of 0.04%. The third largest negative contributor to return was ModivCare, Inc. (MODV US), detracting 0.08% from the return of the Fund, and declining 19.11% with an average weight of 0.07%.

For the period, the best performing security in the Fund was AMC Networks, Inc. (AMCX US), gaining 170.03% and contributing 0.58% to the return of the Fund. The second-best performing security for the period was Kohl’s Corporation (KSS US), gaining 158.66% and contributing 0.33% to the return of the Fund. The third-best performing security was Alliance Data Systems Corporation (ADS US), gaining 115.19% for the period and contributing 0.47% to the return of the Fund.

VIDENT CORE U.S. EQUITY FUND

For the period, the worst performing security in the Fund was Bed Bath & Beyond, Inc. (BBBY US), declining 23.97% and reducing the return of the Fund by 0.08%. The second-worst performing security in the Fund was CoreCivic, Inc. (CXW US), declining 23.63% and reducing the return of the Fund by 0.07%. The third-worst performing security in the Fund was EchoStar Corporation (SATS US), declining 22.74% and reducing the return of the Fund by 0.04%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident Core US Bond Strategy ETF (“VBND” or the “Fund”). The following information pertains to the fiscal period of September 01, 2020 through February 28, 2021. The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond Index (the “Index”). This Index seeks to diversify interest rate and credit risks through the application of time-tested principles. In addition to diversifying across fixed income sectors, the strategy seeks to improve corporate bond exposures by screening for companies with stronger leadership, governance and creditworthiness factors.

The Fund had negative performance during the period ending on February 28, 2021. The market price for VBND decreased 1.32% and the NAV decreased 1.39%, while the US Broad Investment-Grade Bond Index, a broad market index, detracted 1.64% over the same period. The Fund’s Index fell 0.92%. Meanwhile, outstanding shares ended the period at 7,900,000.

For the period, the largest positive contributor to return was OVV 53/8 01/01/26, adding 0.01% to the return of the Fund, gaining 3.97% with an average weighting of 0.31%. The second largest contributor to return was FNCL 3.5 2/21, adding 0.01% to the return of the Fund, gaining 0.58% with an average weighting of 0.60%. The third largest contributor to return was ENBL 5 05/15/44, adding 0.01% to the return of the Fund, gaining 3.20% with an average weighting of 0.20%.

For the period, the largest negative contributor to return was T 6 1/4 05/15/30, detracting 0.17% from the return of the Fund, declining 5.27% with an average weighting of 3.25%. The security contributing second-most negatively was T 5 1/4 02/15/29, detracting 0.15% from the return of the Fund, and declining 4.66% with an average weighting of 3.24%. The third largest negative contributor to return was T 53/8 02/15/31, detracting 0.14% from the return of the Fund, and declining 5.96% with an average weight of 2.36%.

For the period, the best performing security in the Fund was OVV 53/8 01/01/26, gaining 3.97% and contributing 0.01% to the return of the Fund. The second-best performing security for the period was ENBL 5 05/15/44, gaining 3.20% and contributing 0.01% to the return of the fund. The third-best performing security was VOYA 5.65 05/15/53, gaining 2.41% for the period and contributing 0.01% to the return of the Fund.

VIDENT CORE U.S. BOND STRATEGY ETF

For the period, the worst performing security in the Fund was T 4 ⅝ 02/15/40, declining 10.73% and reducing the return of the Fund by 0.03%. The second-worst performing security in the Fund was IPG 5.4 10/01/48, declining 9.11% and reducing the return of the Fund by 0.03%. The third-worst performing security in the Fund was MMP 5.15 10/15/43, declining 9.11% and reducing the return of the Fund by 0.03%.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 11-41.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the Indices. Because the Funds employ a representative sampling strategy and may also invest up to 20% of their assets in securities that are not included in the Indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Indices. The Funds invest in securities included in, or representative of securities included in, the Indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident Core International Equity Index (Bloomberg Symbol: VIEQX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth. The Vident Core U.S. Stock Index (Bloomberg Symbol: VCUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of U.S. equity investing. The Vident Core U.S. Bond Index (Bloomberg Symbol: VUBDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds. It is not possible to invest directly in an index.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2021 (Unaudited)

	Percentage of
Country	Net Assets
Singapore	7.2%
Republic of Korea	6.9%
Hong Kong	6.7%
Taiwan	6.4%
Canada	5.6%
Norway	5.4%
Switzerland	5.4%
Australia	5.1%
Malaysia	4.5%
Germany	4.4%
Sweden	4.0%
Thailand	3.9%
United Kingdom	3.8%
South Africa	3.7%
Brazil	3.0%
China	2.9%
Japan	2.9%
Mexico	2.8%
Netherlands	2.7%
Indonesia	2.5%

	Percentage of
Country	Net Assets
France	1.8%
Russian Federation	1.8%
Chile	1.1%
Israel	1.1%
Poland	1.0%
Ireland	0.9%
Spain	0.6%
Denmark	0.5%
Italy	0.5%
Belgium	0.3%
India	0.0	%(a)
Turkey	0.0	%(a)
Short-Term Investments	0.1%
Investments Purchased
with Proceeds from
Securities Lending	2.8%
Liabilities in Excess of
Other Assets	(2.3)%
Total	100.0%

(a) Less than 0.05%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2021 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	22.1%
Consumer Discretionary	15.6%
Financials	13.4%
Health Care	10.9%
Industrials	10.2%
Communication Services	7.9%
Consumer Staples	6.8%
Materials	4.1%
Energy	3.8%
Utilities	2.9%
Real Estate	2.0%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	14.5%
Liabilities in Excess of Other Assets	(14.4)%
Total	100.0%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of February 28, 2021 (Unaudited)

Percentage of
Asset Type	Net Assets
U.S. Government Notes/Bonds	61.3%
Corporate Bonds	25.0%
Mortgage Backed Securities – U.S. Government Agency	11.8%
U.S. Government Agency Issues	1.3%
Short-Term Investments	10.0%
Investments Purchased with Proceeds from Securities Lending	15.0%
Liabilities in Excess of Other Assets	(24.4)%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS – 98.1%

	Australia – 5.1%
266,283	AGL Energy Ltd.	$1,931,678
65,264	Ansell Ltd.	1,822,517
1,672,326	Beach Energy Ltd.	2,136,273
32,720	BHP Group Ltd.	1,244,549
181,311	BlueScope Steel Ltd.	2,341,380
122,621	Fortescue Metals Group Ltd.	2,288,832
462,250	Harvey Norman Holdings Ltd.	1,875,253
59,613	JB Hi-Fi Ltd. (a)	2,003,469
638,943	Metcash Ltd. (a)	1,667,031
25,074	Mineral Resources Ltd.	736,112
504,051	Qantas Airways Ltd. (b)	1,951,175
25,471	Rio Tinto Ltd.	2,508,134
255,402	Worley Ltd.	2,194,821
		24,701,224
	Belgium – 0.3%
68,055	Proximus SADP	1,338,202

	Brazil – 2.2%
26,738	Cia de Saneamento Basico do Estado de Sao Paulo	177,180
315,992	EDP – Energias do Brasil SA	1,024,002
535,328	JBS SA	2,483,062
792,074	Minerva SA/Brazil	1,387,148
200,886	Telefonica Brasil SA	1,594,674
736,555	TIM SA/Brazil	1,695,660
138,491	Vale SA	2,357,035
		10,718,761
	Canada – 5.6%
39,791	Canadian Solar, Inc. (a) (b)	1,867,392
18,166	Canadian Tire Corporation Ltd. – Class A	2,359,571
102,770	Crescent Point Energy Corporation	379,096
75,872	Empire Company Ltd. – Class A	2,119,741
1,392	George Weston Ltd.	102,773
101,834	Great-West Lifeco, Inc.	2,619,853
44,240	iA Financial Corporation, Inc.	2,285,034
37,522	Loblaw Companies Ltd.	1,817,713
32,651	Magna International, Inc.	2,764,503

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Canada – 5.6% (Continued)
128,120	Manulife Financial Corporation	$2,567,460
75,575	Parex Resources, Inc. (b)	1,214,214
99,144	Power Corporation of Canada	2,402,637
50,824	Sun Life Financial, Inc.	2,458,501
34,493	TFI International, Inc.	2,421,866
		27,380,354
	Chile – 1.1%
1,294,817	Cencosud SA	2,537,997
15,592,131	Enel Americas SA	2,374,923
53,005	Falabella SA	219,813
		5,132,733
	China – 2.9%
484,500	3SBio, Inc. (a) (b) (c)	482,167
1,285,000	China Medical System Holdings Ltd.	2,007,670
1,214,500	China Shenhua Energy Company Ltd. – Class H	2,307,712
1,886,000	Lenovo Group Ltd.	2,385,049
601,500	Sinotruk Hong Kong Ltd.	1,919,099
1,202,000	Tianneng Power International Ltd. (a)	2,324,248
3,092,500	Yangzijiang Shipbuilding Holdings Ltd.	2,488,512
		13,914,457
	Denmark – 0.5%
1,112	AP Moller – Maersk A/S – Class B	2,403,245

	France – 1.8%
47,142	Cie de Saint-Gobain (b)	2,541,752
9,535	Cie Generale des Etablissements Michelin SCA	1,385,935
174,755	Electricite de France SA (b)	2,101,659
40,641	Publicis Groupe SA	2,394,477
5,315	Sanofi	489,011
0	Technip Energies NV – ADR (b)	5
		8,912,839
	Germany – 3.9%
10,214	Allianz SE	2,477,068
6,128	Aurubis AG	537,779
16,993	Continental AG (b)	2,452,441

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Germany – 3.9% (Continued)
32,912	Daimler AG	$2,646,590
28,438	Fresenius Medical Care AG & Company KGaA	1,979,953
51,544	Fresenius SE & Company KGaA	2,217,269
13,924	Hella GmbH & Company KGaA (b)	828,484
8,214	Muenchener Rueckversicherungs-Gesellschaft
	AG in Muenchen	2,422,744
13,636	Rheinmetall AG	1,367,473
24,622	Suedzucker AG	389,416
43,058	Uniper SE	1,515,648
		18,834,865
	Hong Kong – 6.7%
4,512,000	Bosideng International Holdings Ltd.	1,901,969
1,598,000	China Resources Cement Holdings Ltd.	1,903,423
1,116,200	China Taiping Insurance Holdings Company Ltd.	2,405,830
4,628,000	China Traditional Chinese Medicine
	Holdings Company Ltd.	2,774,169
460,500	CK Asset Holdings Ltd.	2,703,987
337,000	CK Hutchison Holdings Ltd	2,545,741
1,356,500	Kingboard Laminates Holdings Ltd.	2,315,231
2,644,000	Kunlun Energy Company Ltd.	2,430,175
1,510,000	Nine Dragons Paper Holdings Ltd.	2,437,069
1,600,000	Sino Land Company Ltd.	2,421,446
1,326,500	Sun Art Retail Group Ltd. (a)	1,145,694
171,000	Sun Hung Kai Properties Ltd.	2,746,634
2,597,000	TCL Electronics Holdings Ltd.	2,115,805
2,876,500	WH Group Ltd. (c)	2,580,835
		32,428,008
	India – 0.0% (d)
12,061	Tata Motors Ltd. – ADR (b)	265,221

	Indonesia – 2.5%
5,328,900	Astra International Tbk PT	2,020,791
3,051,300	Bank Mandiri Persero Tbk PT	1,317,802
5,572,800	Bank Negara Indonesia Persero Tbk PT	2,328,522
22,053,800	Perusahaan Gas Negara Persero Tbk PT	2,230,159
8,952,100	Telkom Indonesia Persero Tbk PT (a)	2,194,019

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Indonesia – 2.5% (Continued)
1,413,300	United Tractors Tbk PT	$2,238,056
		12,329,349
	Ireland – 0.9%
20,088	Bank of Ireland Group PLC (b)	82,414
67,026	Endo International PLC (b)	531,516
14,489	Jazz Pharmaceuticals PLC (a) (b)	2,434,732
35,920	Perrigo Company PLC (a)	1,449,731
		4,498,393
	Israel – 1.1%
598,607	Israel Discount Bank Ltd.	2,224,425
38,169	Plus500 Ltd.	729,483
154,113	Teva Pharmaceutical Industries Ltd. (a) (b)	1,708,283
31,647	Tower Semiconductor Ltd. (b)	964,877
		5,627,068
	Italy – 0.5%
103,308	Assicurazioni Generali SpA (b)	1,949,894
219,209	UnipolSai Assicurazioni SpA	639,645
		2,589,539
	Japan – 2.9%
27,700	Daiwabo Holdings Company Ltd.	2,064,370
67,700	Ebara Corporation	2,535,414
106,800	Iida Group Holdings Company Ltd.	2,417,886
41,500	Kaken Pharmaceutical Company Ltd.	1,649,639
70,400	K’s Holdings Corporation	944,261
122,400	Medipal Holdings Corporation	2,424,104
21,800	Shimamura Company Ltd.	2,170,997
		14,206,671
	Malaysia – 4.5%
2,516,600	CIMB Group Holdings Bhd	2,692,249
2,248,800	Kossan Rubber Industries	2,194,629
1,245,200	Malayan Banking Bhd	2,470,403
1,555,900	MISC Bhd	2,606,300
2,213,200	Public Bank Bhd	2,274,716
2,690,400	Sime Darby Bhd	1,508,884

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Malaysia – 4.5% (Continued)
1,464,500	Supermax Corporation Bhd	$1,751,249
612,600	Tenaga Nasional Bhd	1,528,662
1,570,800	Top Glove Corporation Bhd	2,033,599
3,675,200	VS Industry Bhd	2,724,052
		21,784,743
	Mexico – 2.8%
3,330,577	America Movil SAB de CV – Series L	2,129,543
502,059	Arca Continental SAB de CV	2,284,542
3,890,566	Cemex SAB de CV (b)	2,580,625
206,289	Gruma SAB de CV	2,249,295
458,372	Grupo Financiero Banorte SAB de CV – Class L (b)	2,302,985
399,251	Grupo Mexico SAB de CV	1,893,676
		13,440,666
	Netherlands – 2.7%
576,604	Aegon NV	2,768,729
13,865	EXOR NV	1,119,150
82,172	Koninklijke Ahold Delhaize NV	2,178,327
55,823	NN Group NV	2,588,351
41,654	Signify NV (b) (c)	1,822,672
153,599	Stellantis NV	2,504,611
		12,981,840
	Norway – 5.4%
92,266	Aker BP ASA	2,413,787
128,685	Equinor ASA	2,439,367
55,458	Gjensidige Forsikring ASA	1,281,484
344,193	Leroy Seafood Group ASA	2,785,677
531,592	Norsk Hydro ASA	2,962,891
240,547	Orkla ASA	2,230,618
41,739	Salmar ASA	2,764,506
303,860	Storebrand ASA (b)	2,614,494
140,942	Telenor ASA	2,293,663
115,873	TGS NOPEC Geophysical Company ASA	1,829,184
53,885	Yara International ASA	2,606,652
		26,222,323

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Poland – 1.0%
46,665	KGHM Polska Miedz SA (b)	$2,372,213
24,687	Mercator Medical SA	2,266,686
		4,638,899
	Republic of Korea – 6.9%
317,350	Doosan Infracore Company Ltd. (b)	2,220,179
15,110	E-MART, Inc.	2,272,888
64,250	GS Engineering & Construction Corporation	2,078,761
60,668	Hankook Tire & Technology Company Ltd.	2,573,058
59,770	Hanwha Aerospace Company Ltd.	1,963,073
920,941	Hanwha Life Insurance Company Ltd.	2,627,161
60,598	Hyundai Engineering & Construction Company Ltd.	2,146,685
12,256	Hyundai Glovis Company Ltd.	2,105,392
7,889	Hyundai Mobis Company Ltd.	2,127,608
29,725	Kia Motors Corporation	2,100,725
12,091	Kumho Petrochemical Company Ltd. (b)	2,270,762
15,685	LG Electronics, Inc.	2,045,263
209,431	LG Uplus Corporation	2,199,631
9,287	Samsung Electronics Company Ltd.	681,956
11,052	Samsung Fire & Marine Insurance Company Ltd.	1,701,821
34,716	Samsung Life Insurance Company Ltd.	2,317,490
		33,432,453
	Russian Federation – 1.8%
406,852	Gazprom PJSC – ADR	2,359,742
12,404	LUKOIL PJSC – ADR	920,377
35,300	Magnit PJSC – GDR (e)	479,021
212,647	Mobile TeleSystems PJSC – ADR (a)	1,747,958
21,098	Novolipetsk Steel PJSC – GDR (e)	621,969
155,307	Rosneft Oil Company PJSC – GDR (e)	1,073,793
26,325	Severstal PAO – GDR (e)	469,901
22,417	Tatneft PJSC – ADR	934,340
		8,607,101
	Singapore – 7.2%
209,500	BOC Aviation Ltd. (a) (c)	2,025,498
287,400	City Developments Ltd.	1,590,783
1,941,100	ComfortDelGro Corporation Ltd.	2,350,283

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Singapore – 7.2% (Continued)
123,700	DBS Group Holdings Ltd.	$2,478,279
129,833	Flex Ltd. (b)	2,361,662
3,704,600	Genting Singapore Ltd.	2,382,066
42,000	IGG, Inc.	62,697
124,100	Jardine Cycle & Carriage Ltd.	1,963,649
34,932	Kulicke & Soffa Industries, Inc.	1,741,710
1,080,700	NetLink NBN Trust (e)	772,103
306,700	Oversea-Chinese Banking Corporation Ltd.	2,534,882
798,100	Sembcorp Industries Ltd.	1,038,364
775,100	Singapore Airlines Ltd. (b)	2,902,909
317,700	Singapore Exchange Ltd.	2,386,871
135,919	United Overseas Bank Ltd.	2,522,735
195,400	UOL Group Ltd.	1,085,964
159,900	Venture Corporation Ltd.	2,308,852
584,700	Wilmar International Ltd.	2,321,739
		34,831,046
	South Africa – 3.7%
229,884	Aspen Pharmacare Holdings Ltd. (b)	2,162,052
385,518	Barloworld Ltd. (b)	2,314,953
178,305	Exxaro Resources Ltd.	2,014,227
44,807	Kumba Iron Ore Ltd.	1,919,930
438,312	MTN Group Ltd.	2,103,550
272,229	MultiChoice Group	2,294,299
1,061,999	Telkom SA SOC Ltd.	2,867,757
348,099	The Foschini Group Ltd. (b)	2,413,395
		18,090,163
	Spain – 0.6%
461,032	Banco Bilbao Vizcaya Argentaria SA	2,575,839
100,824	Mapfre SA	192,381
		2,768,220
	Sweden – 4.0%
69,085	Boliden AB	2,751,031
94,459	Electrolux AB – Series B	2,242,812
100,693	Getinge AB – Class B	2,561,647
180,240	Husqvarna AB – Class B	2,216,497

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Sweden – 4.0% (Continued)
5,972	ICA Gruppen AB	$285,017
31,326	Investor AB – Class B	2,330,030
94,367	Loomis AB	2,480,474
153,367	Securitas AB – Class B	2,363,467
90,901	Skanska AB – Class B	2,216,227
		19,447,202
	Switzerland – 5.4%
37,194	Adecco Group AG	2,345,116
13,049	Baloise Holding AG	2,290,386
15,527	Chubb Ltd.	2,524,380
45,197	Dufry AG (b)	3,103,331
133,174	Ferrexpo PLC	624,108
686,210	Glencore PLC (b)	2,788,933
10,299	Helvetia Holding AG	1,134,221
40,812	LafargeHolcim Ltd.	2,261,272
4,998	Roche Holding AG	1,644,929
5,072	Swiss Life Holding AG	2,534,039
26,518	Swiss Re AG	2,502,704
161,356	UBS Group AG	2,513,111
		26,266,530
	Taiwan – 6.4%
2,808,000	Acer, Inc.	2,706,931
238,000	Asustek Computer, Inc.	2,597,684
653,000	Chicony Electronics Company Ltd.	2,199,135
3,150,000	Compal Electronics Ltd.	2,510,726
1,150,000	Fubon Financial Holding Company Ltd.	2,060,318
5,413,000	HannStar Display Corporation (b)	2,565,357
553,000	Hon Hai Precision Industry Company Ltd.	2,223,714
5,067,000	Innolux Corporation	3,092,685
1,192,000	Lite-On Technology Corporation	2,542,134
79,000	Quanta Computer, Inc.	241,092
316,000	Radiant Opto-Electronics Corporation	1,355,785
416,000	Sino-American Silicon Products, Inc.	2,494,282
1,230,000	United Microelectronics Corporation	2,393,537
460,000	Zhen Ding Technology Holding Ltd.	1,981,869
		30,965,249

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 98.1% (Continued)

	Thailand – 3.9%
1,312,000	Hana Microelectronics PCL – NVDR	$2,187,755
566,200	Kasikornbank PCL – NVDR	2,658,613
6,013,600	Krung Thai Bank PCL – NVDR	2,394,664
644,400	PTT Exploration & Production PCL – NVDR	2,459,134
2,220,900	Sri Trang Agro-Industry PCL – NVDR	3,979,711
4,588,900	Thai Union Group PCL – NVDR	2,131,893
1,440,400	Thanachart Capital PCL – NVDR	1,553,443
548,500	Tisco Financial Group PCL – NVDR	1,729,136
		19,094,349
	Turkey – 0.0% (d)
1	Yapi ve Kredi Bankasi AS (b)	0

	United Kingdom – 3.8%
1,303,699	BT Group PLC (b)	2,251,937
695,425	J Sainsbury PLC	2,199,272
73,394	Janus Henderson Group PLC	2,145,307
639,526	Kingfisher PLC (b)	2,372,986
25,446	Rio Tinto PLC	2,201,079
353,540	Royal Mail PLC (b)	2,237,614
854,376	Taylor Wimpey PLC (b)	1,882,527
167,577	TechnipFMC PLC	1,377,483
1,180,441	Vodafone Group PLC	2,013,777
		18,681,982
	TOTAL COMMON STOCKS (Cost $421,815,391)	476,533,695

PREFERRED STOCKS – 1.3%

	Brazil – 0.8%
941,680	Cia Energetica de Minas Gerais	2,029,333
199,601	Cia Paranaense de Energia – Class B	2,131,016
		4,160,349
	Germany – 0.5%
48,305	Schaeffler AG	415,119
10,106	Volkswagen AG	2,122,375
		2,537,494
	TOTAL PREFERRED STOCKS (Cost $7,398,941)	6,697,843

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
SHORT-TERM INVESTMENTS – 0.1%

	Money Market Deposit Account – 0.1%
$409,351	U.S. Bank Money Market
	Deposit Account, 0.004% (f)	$409,351
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $409,351)	409,351
Units
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 2.8%

	Private Funds – 0.9%
4,333,655	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.130% (g) (i)	4,333,655
		4,333,655
Shares
	Money Market Funds – 1.2%
1,330,000	Goldman Sachs Financial Square Government Fund –
	Institutional Class, 0.100% (g)	1,330,000
1,047,000	JPMorgan U.S. Government
	Money Market Fund, 0.090% (g)	1,047,000
975,000	Invesco Government & Agency –
	Institutional Class, 0.090% (g)	975,000
2,260,000	Morgan Stanley Institutional Liquidity Fund Government
	Portfolio – Institutional Class, 0.080% (g)	2,260,000
		5,612,000

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 2.8% (Continued)

	Repurchase Agreements – 0.7%
$1,294,213	Citigroup Global Markets, Inc. – 0.020%, dated
	2/26/21, matures 3/1/21, repurchase price
	$1,294,214 (collateralized by various U.S. Government
	obligations: Total Value $1,320,097)	$1,294,213
2,095,045	RBC Dominion Securities, Inc. – 0.030%, dated
	2/26/21, matures 3/1/21, repurchase price
	$2,095,047 (collateralized by various U.S. Government
	obligations: Total Value $2,136,946)	2,095,045
		3,389,258
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $13,334,913) (h)	13,334,913
	TOTAL INVESTMENTS – 102.3%
	(Cost $442,958,596)	496,975,802
	Liabilities in Excess of Other Assets – (2.3)%	(11,186,612)
	NET ASSETS – 100.0%	$485,789,190

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is out on loan as of February 28, 2021. Total value of securities out on loan is $13,456,509 or 2.8% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(b) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2021, the value of these securities amounted to $6,911,172 or 1.4% of net assets.

(d)	Less than 0.05%.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2021, the value of these securities amounted to $3,416,787 or 0.7% of net assets.

(f)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of February 28, 2021.

(g)	Annualized seven-day yield as of February 28, 2021.
(h)
Investments purchased with cash proceeds from securities lending. As of February 28, 2021, total cash collateral has a value of $13,334,913. Additionally, total non-cash collateral has a value of $925,507.

(i)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-Voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS – 99.7%

	Communication Services – 7.9%
38,250	AMC Networks, Inc. – Class A (a) (b)	$2,508,818
63,361	AT&T, Inc.	1,767,138
38,136	Comcast Corporation – Class A	2,010,530
53,703	Fox Corporation – Class A (b)	1,788,847
34,466	Gray Television, Inc. (a)	625,558
104,556	Liberty Latin America Ltd. – Class C (a)	1,145,934
91,704	Lions Gate Entertainment Corporation – Class A (a) (b)	1,331,542
120,202	Lumen Technologies, Inc. (b)	1,477,283
94,343	News Corporation – Class A	2,212,343
16,871	Nexstar Media Group, Inc.	2,320,606
27,733	Omnicom Group, Inc.	1,906,089
52,916	Sinclair Broadcast Group, Inc. – Class A (b)	1,636,692
67,678	Skillz, Inc. (a) (b)	2,139,302
94,054	Telephone & Data Systems, Inc.	1,682,626
74,810	The Interpublic Group of Companies, Inc.	1,954,037
12,559	United States Cellular Corporation (a)	369,611
33,494	Verizon Communications, Inc.	1,852,218
51,486	Yelp, Inc. (a)	1,941,537
		30,670,711
	Consumer Discretionary – 15.6%
80,658	Abercrombie & Fitch Company	2,207,609
32,491	Adtalem Global Education, Inc. (a) (b)	1,276,896
12,766	Asbury Automotive Group, Inc. (a) (b)	2,163,199
25,154	AutoNation, Inc. (a) (b)	1,887,053
34,907	Bed Bath & Beyond, Inc. (b)	937,602
28,383	Big Lots, Inc. (b)	1,803,456
49,643	Cooper Tire & Rubber Company	2,841,565
19,414	Dillards, Inc. – Class A	1,547,296
42,757	Foot Locker, Inc.	2,056,184
37,413	General Motors Company	1,920,409
60,839	G-III Apparel Group Ltd. (a)	1,751,555
3,208	Graham Holdings Company – Class B	1,927,463
13,049	Group 1 Automotive, Inc. (b)	1,989,190
32,035	John Wiley & Sons, Inc. – Class A	1,687,604
35,424	KB Home	1,430,421
38,746	Kohl’s Corporation	2,140,716

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Consumer Discretionary – 15.6% (Continued)
29,214	La-Z-Boy, Inc.	$1,244,809
18,098	Lennar Corporation – Class A	1,501,591
5,770	Lithia Motors, Inc. – Class A	2,157,691
38,063	LKQ Corporation (a)	1,499,302
12,709	Meritage Homes Corporation (a)	1,071,496
12,791	Mohawk Industries, Inc. (a)	2,238,297
10,376	Murphy USA, Inc.	1,293,368
53,330	Perdoceo Education Corporation (a) (b)	686,357
39,074	PulteGroup, Inc.	1,762,628
42,025	Rent-A-Center, Inc.	2,427,364
10,356	Target Corporation	1,899,705
45,603	The Buckle, Inc. (b)	1,752,979
111,963	The Michaels Company, Inc. (a) (b)	1,679,445
72,239	TRI Pointe Group, Inc. (a)	1,372,541
64,915	Urban Outfitters, Inc. (a) (b)	2,200,619
65,587	Vista Outdoor, Inc. (a) (b)	2,073,205
7,964	Whirlpool Corporation	1,513,797
12,509	Williams-Sonoma, Inc.	1,642,307
28,676	Zumiez, Inc. (a)	1,292,714
		60,878,433
	Consumer Staples – 6.8%
90,415	Albertsons Companies, Inc. (b)	1,462,011
28,888	Bunge Ltd.	2,212,243
8,908	Casey’s General Stores, Inc. (b)	1,799,060
30,422	Darling Ingredients, Inc. (a)	1,917,803
43,917	Edgewell Personal Care Company (b)	1,343,421
15,732	Fresh Del Monte Produce, Inc.	404,942
7,744	Ingredion, Inc. (b)	698,509
33,576	Molson Coors Brewing Company – Class B (b)	1,492,453
32,815	Nu Skin Enterprises, Inc. (b)	1,679,472
56,002	Pilgrim’s Pride Corporation (a)	1,253,885
13,616	PriceSmart, Inc.	1,313,263
24,324	Spectrum Brands Holdings, Inc.	1,886,326
44,491	Sprouts Farmers Market, Inc. (a) (b)	939,205
14,403	The JM Smucker Company (b)	1,613,136
47,645	The Kroger Company	1,534,645

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Consumer Staples – 6.8% (Continued)
28,501	Tyson Foods, Inc. – Class A	$1,928,663
51,801	United Natural Foods, Inc. (a) (b)	1,370,136
14,145	Universal Corporation	718,849
8,972	USANA Health Sciences, Inc. (a)	870,822
		26,438,844
	Energy – 3.8%
86,138	Baker Hughes Company	2,108,658
148,534	CNX Resources Corporation (a) (b)	1,873,014
73,440	Helmerich & Payne, Inc.	2,109,931
244,865	Marathon Oil Corporation	2,718,002
114,318	Ovintiv, Inc.	2,637,316
263,081	Patterson-UTI Energy, Inc.	1,946,799
19,131	Renewable Energy Group, Inc. (a) (b)	1,487,818
		14,881,538
	Financials – 13.4%
16,014	Affiliated Managers Group, Inc. (b)	2,241,480
10,037	Aflac, Inc.	480,672
46,686	Ally Financial, Inc.	1,937,469
23,240	American Financial Group, Inc.	2,479,708
9,165	Ameriprise Financial, Inc.	2,027,665
14,116	Assurant, Inc.	1,739,374
17,979	Capital One Financial Corporation	2,160,896
85,319	CNO Financial Group, Inc.	2,052,775
74,655	Equitable Holdings, Inc. (b)	2,207,548
17,323	Evercore, Inc.	2,074,776
62,726	Federated Hermes, Inc.	1,676,039
80,125	Jefferies Financial Group, Inc.	2,326,830
25,205	Mercury General Corporation	1,471,972
38,139	Metlife, Inc.	2,196,806
76,055	Old Republic International Corporation	1,470,143
41,443	OneMain Holdings, Inc.	1,944,091
37,997	PROG Holdings, Inc.	1,899,850
23,299	Prudential Financial, Inc.	2,020,489
107,655	Regions Financial Corporation	2,220,923
17,271	Reinsurance Group of America, Inc.	2,111,034
36,905	Stifel Financial Corporation (b)	2,254,157

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Financials – 13.4% (Continued)
53,680	Synchrony Financial	$2,076,342
15,034	The Allstate Corporation	1,602,625
34,649	The Charles Schwab Corporation	2,138,536
12,894	The Hanover Insurance Group, Inc.	1,487,323
38,486	The Hartford Financial Services Group, Inc.	1,950,855
74,717	Unum Group	1,978,506
		52,228,884
	Health Care – 10.9%
37,268	Acadia Healthcare Company, Inc. (a)	2,058,684
109,506	Allscripts Healthcare Solutions, Inc. (a) (b)	1,689,678
6,362	Anthem, Inc.	1,928,895
6,963	Biogen, Inc. (a)	1,900,063
25,058	Cardinal Health, Inc.	1,290,988
8,685	Cigna Corporation	1,822,981
139,386	Community Health Systems, Inc. (a)	1,193,144
25,494	CVS Health Corporation	1,736,906
15,667	DaVita, Inc. (a)	1,600,071
52,153	Envista Holdings Corporation (a)	2,009,977
11,758	HCA Healthcare, Inc.	2,022,729
22,494	Henry Schein, Inc. (a)	1,391,254
4,885	Humana, Inc.	1,854,590
8,594	Laboratory Corporation of America Holdings (a)	2,061,786
10,360	McKesson Corporation	1,756,227
64,555	MEDNAX, Inc. (a)	1,577,079
10,091	ModivCare, Inc. (a)	1,294,272
68,457	Owens & Minor, Inc. (b)	2,328,223
32,952	Prestige Consumer Healthcare, Inc. (a) (b)	1,374,428
14,755	Quest Diagnostics, Inc.	1,705,530
62,534	Select Medical Holdings Corporation (a)	1,979,201
8,933	Supernus Pharmaceuticals, Inc. (a) (b)	240,030
38,265	Tenet Healthcare Corporation (a)	1,952,280
22,681	The Ensign Group, Inc.	1,860,296
1,390	UnitedHealth Group, Inc.	461,786
109,507	Viatris, Inc. (a)	1,626,179
		42,717,277

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Industrials – 10.2%
23,669	Arcosa, Inc.	$1,342,742
36,938	Builders FirstSource, Inc. (a) (b)	1,598,123
43,947	Deluxe Corporation	1,737,225
22,092	Dycom Industries, Inc. (a)	1,691,805
20,836	EMCOR Group, Inc.	2,028,801
40,761	GMS, Inc. (a)	1,491,853
19,846	Herc Holdings, Inc. (a)	1,741,685
53,623	Herman Miller, Inc.	2,056,710
19,932	Hub Group, Inc. – Class A (a)	1,147,685
34,599	Knight-Swift Transportation Holdings, Inc.	1,494,677
20,603	ManpowerGroup, Inc.	1,945,747
22,713	MasTec, Inc. (a)	1,970,353
24,005	Owens Corning	1,944,885
25,762	Quanta Services, Inc.	2,160,144
14,854	Regal Beloit Corporation	2,030,096
28,607	Ryder System, Inc.	1,938,696
55,740	Schneider National, Inc. – Class B	1,289,266
23,280	SkyWest, Inc.	1,312,294
24,344	The Timken Company	1,907,352
25,337	UFP Industries, Inc.	1,545,557
7,509	UniFirst Corporation	1,819,356
7,815	United Rentals, Inc. (a)	2,324,025
33,395	Werner Enterprises, Inc. (b)	1,433,313
		39,952,390
	Information Technology – 22.1%
27,298	Alliance Data Systems Corporation	2,634,257
25,915	Amdocs Ltd.	1,964,616
114,251	Amkor Technology, Inc.	2,729,456
18,196	Arrow Electronics, Inc. (a)	1,824,331
48,974	Avnet, Inc.	1,864,440
19,755	Belden, Inc. (b)	873,369
7,122	CACI International, Inc. (a)	1,576,383
23,162	Ciena Corporation (a)	1,208,362
6,329	Cirrus Logic, Inc. (a)	517,586
40,399	Cisco Systems, Inc.	1,812,703
24,245	Cognizant Technology Solutions Corporation	1,781,523

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Information Technology – 22.1% (Continued)
24,904	Cognyte Software Ltd. (a)	$718,978
50,175	Corning, Inc.	1,918,692
12,958	CSG Systems International, Inc.	598,012
24,997	Dell Technologies, Inc. – Class C (a)	2,026,507
21,436	Diodes, Inc. (a)	1,683,155
86,275	EchoStar Corporation – Class A (a)	1,958,443
17,941	First Solar, Inc. (a) (b)	1,453,580
41,628	FormFactor, Inc. (a) (b)	1,888,662
141,291	Hewlett Packard Enterprise Company	2,057,197
74,298	HP, Inc.	2,152,413
16,845	Insight Enterprises, Inc. (a)	1,408,074
34,452	Intel Corporation	2,093,993
17,440	j2 Global, Inc. (a) (b)	1,942,467
44,413	Jabil, Inc.	1,917,309
66,917	Juniper Networks, Inc.	1,557,828
63,754	KBR, Inc.	1,976,374
16,577	Leidos Holdings, Inc.	1,466,236
19,290	ManTech International Corporation – Class A	1,507,706
19,462	MAXIMUS, Inc.	1,581,871
24,585	Micron Technology, Inc. (a)	2,250,265
55,796	NCR Corporation (a)	1,939,469
26,801	NetApp, Inc.	1,677,743
40,821	NETGEAR, Inc. (a)	1,632,840
40,415	NetScout Systems, Inc. (a)	1,140,511
9,718	OSI Systems, Inc. (a) (b)	919,517
51,669	Perspecta, Inc. (b)	1,508,735
14,038	Plexus Corporation (a) (b)	1,178,911
11,147	Qorvo, Inc. (a)	1,947,715
35,095	Sanmina Corporation (a) (b)	1,250,084
17,907	Science Applications International Corporation	1,542,330
8,329	Stratasys Ltd. (a) (b)	287,267
15,932	Sykes Enterprises, Inc. (a)	650,982
17,947	Synaptics, Inc. (a) (b)	2,405,436
21,468	SYNNEX Corporation	1,914,087
61,521	Teradata Corporation (a) (b)	2,466,992
134,569	TTM Technologies, Inc. (a) (b)	1,900,114
49,246	Ultra Clean Holdings, Inc. (a)	2,284,029

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
COMMON STOCKS – 99.7% (Continued)

	Information Technology – 22.1% (Continued)
24,904	Verint Systems, Inc. (a) (b)	$1,227,518
57,054	Vontier Corporation (a)	1,791,496
88,467	Xerox Holdings Corporation	2,254,139
58,208	Xperi Holding Corporation	1,228,189
		86,092,892
	Materials – 4.1%
74,807	Arconic Corporation (a)	1,639,769
28,265	Boise Cascade Company	1,411,554
74,058	Commercial Metals Company	1,862,559
62,520	Domtar Corporation	2,316,366
35,813	Nucor Corporation	2,142,334
15,470	Reliance Steel & Aluminum Company	2,045,134
52,348	Steel Dynamics, Inc.	2,176,630
19,589	The Mosaic Company	575,917
44,158	WestRock Company	1,924,847
		16,095,110
	Real Estate – 2.0%
29,466	CBRE Group, Inc. (a)	2,232,639
64,669	Equity Commonwealth	1,824,312
12,126	Jones Lang LaSalle, Inc. (a)	2,109,681
112,033	Realogy Holdings Corporation (a)	1,689,458
17,054	The GEO Group, Inc. (b)	122,789
		7,978,879
	Utilities – 2.9%
45,007	Exelon Corporation	1,737,270
34,029	Hawaiian Electric Industries, Inc. (b)	1,189,654
70,335	MDU Resources Group, Inc.	1,976,413
46,389	NRG Energy, Inc.	1,693,662
48,796	The AES Corporation	1,296,022
50,416	UGI Corporation	1,931,437
91,491	Vistra Energy Corporation	1,578,220
		11,402,678
	TOTAL COMMON STOCKS (Cost $323,397,216)	389,337,636

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
SHORT-TERM INVESTMENTS – 0.2%

	Money Market Deposit Account – 0.2%
$755,911	U.S. Bank Money Market
	Deposit Account, 0.004% (c)	$755,911
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $755,911)	755,911

Units
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 14.5%

	Private Funds – 14.5%
56,613,349	Mount Vernon Liquid Assets
	Portfolio, LLC, 0.130% (d) (e)	56,613,349
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $56,613,349)	56,613,349
	TOTAL INVESTMENTS – 114.4%
	(Cost $380,766,476)	446,706,896
	Liabilities in Excess of Other Assets – (14.4)%	(56,366,485)
	NET ASSETS – 100.0%	$390,340,411

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of February 28, 2021. Total value of securities out on loan is $55,428,896 or 14.2% of net assets.
(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of February 28, 2021.

(d)	Annualized seven-day yield as of February 28, 2021.
(e)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 25.0%

	Communication Services – 1.7%
$900,000	AT&T, Inc.
	08/15/2041, 5.550%	$1,136,321
830,000	Charter Communications Operating LLC /
	Charter Communications Operating Capital (a)
	10/23/2055, 6.834%	1,176,669
800,000	Discovery Communications LLC
	06/01/2040, 6.350%	1,093,844
935,000	The Interpublic Group of Companies, Inc. (a)
	10/01/2048, 5.400%	1,197,770
1,110,000	VeriSign, Inc. (a)
	07/15/2027, 4.750%	1,174,519
1,095,000	ViacomCBS, Inc. (b)
	02/28/2057, 6.250%	1,223,465
		7,002,588
	Consumer Discretionary – 1.7%
1,445,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	1,568,907
1,300,000	Expedia Group, Inc.
	02/15/2030, 3.250%	1,327,499
910,000	Hasbro, Inc. (a)
	03/15/2040, 6.350%	1,185,322
1,070,000	Lear Corporation
	09/15/2027, 3.800%	1,179,751
1,380,000	Mohawk Industries, Inc. (a)
	05/15/2030, 3.625%	1,511,602
		6,773,081
	Consumer Staples – 0.9%
1,100,000	Altria Group, Inc.
	01/31/2044, 5.375%	1,321,693
950,000	Kraft Heinz Foods Company (a)
	02/09/2040, 6.500%	1,298,368
900,000	Molson Coors Brewing Company (a)
	05/01/2042, 5.000%	1,071,704
		3,691,765

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 25.0% (Continued)

	Energy – 5.4%
$1,100,000	Cimarex Energy Company
	05/15/2027, 3.900%	$1,210,590
800,000	Devon Energy Corporation
	09/30/2031, 7.875%	1,105,367
1,170,000	Diamondback Energy, Inc. (a)
	12/01/2029, 3.500%	1,227,487
1,200,000	Enable Midstream Partners LP
	05/15/2044, 5.000%	1,184,452
850,000	Energy Transfer Operating LP
	07/01/2038, 7.500%	1,143,103
1,250,000	Enterprise Products Operating LLC (a) (b)
	08/16/2077, 4.875%	1,188,477
800,000	Halliburton Company (a)
	09/15/2039, 7.450%	1,131,717
1,005,000	Hess Corporation
	01/15/2040, 6.000%	1,229,625
1,100,000	HollyFrontier Corporation (a)
	04/01/2026, 5.875%	1,237,266
885,000	Kinder Morgan Energy Partners LP (a)
	01/15/2038, 6.950%	1,205,496
1,035,000	Magellan Midstream Partners LP
	10/15/2043, 5.150%	1,239,160
880,000	Marathon Oil Corporation (a)
	10/01/2037, 6.600%	1,135,728
1,350,000	National Oilwell Varco, Inc. (a)
	12/01/2042, 3.950%	1,307,456
	ONEOK Partners LP
700,000	10/01/2036, 6.650%	893,581
360,000	10/15/2037, 6.850%	459,809
1,050,000	Ovintiv Exploration, Inc. (a)
	01/01/2026, 5.375%	1,162,701
900,000	Plains All American Pipeline LP /
	PAA Finance Corporation
	01/15/2037, 6.650%	1,076,613

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 25.0% (Continued)

	Energy – 5.4% (Continued)
$850,000	The Williams Companies, Inc. (a)
	04/15/2040, 6.300%	$1,105,969
975,000	Valero Energy Corporation
	06/15/2037, 6.625%	1,278,851
		21,523,448
	Financials – 5.8%
1,115,000	American Equity Investment Life Holding Company
	06/15/2027, 5.000%	1,253,081
1,000,000	Athene Holding Ltd.
	04/03/2030, 6.150%	1,231,237
1,350,000	Blackstone Secured Lending Fund (c)
	01/15/2026, 3.625%	1,396,094
1,100,000	Brighthouse Financial, Inc. (a)
	06/22/2047, 4.700%	1,152,765
1,150,000	Discover Bank (b)
	08/09/2028, 4.682%	1,230,862
1,050,000	Enstar Group Ltd. (a)
	06/01/2029, 4.950%	1,199,590
705,000	Fifth Third Bancorp
	03/01/2038, 8.250%	1,160,529
1,025,000	GLP Capital LP / GLP Financing II, Inc.
	06/01/2028, 5.750%	1,205,098
900,000	Jefferies Group LLC
	01/15/2036, 6.250%	1,186,524
1,000,000	Legg Mason, Inc. (a)
	01/15/2044, 5.625%	1,360,593
820,000	Lincoln National Corporation (a)
	06/15/2040, 7.000%	1,212,988
900,000	Markel Corporation
	04/05/2046, 5.000%	1,145,540
735,000	MetLife, Inc.
	08/01/2069, 10.750%	1,240,823
1,175,000	PartnerRe Finance B LLC (a) (b)
	10/01/2050, 4.500%	1,220,784

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 25.0% (Continued)

	Financials – 5.8% (Continued)
$1,000,000	Prudential Financial, Inc. (a) (b)
	09/15/2048, 5.700%	$1,147,482
250,000	Regions Bank/Birmingham AL
	06/26/2037, 6.450%	343,440
1,095,000	Synchrony Financial
	08/04/2026, 3.700%	1,191,808
695,000	The Allstate Corporation (b)
	05/15/2067, 6.500%	915,138
905,000	Unum Group
	08/15/2042, 5.750%	1,083,096
1,155,000	Voya Financial, Inc. (a) (b)
	05/15/2053, 5.650%	1,234,123
		23,111,595
	Health Care – 0.6%
1,000,000	Cardinal Health, Inc. (a)
	06/15/2047, 4.368%	1,097,466
1,120,000	Centene Corporation
	12/15/2027, 4.250%	1,165,293
100,000	HCA, Inc. (a)
	06/15/2047, 5.500%	126,636
		2,389,395
	Industrials – 2.1%
1,020,000	BNSF Funding Trust I (b)
	12/15/2055, 6.613%	1,176,193
950,000	FedEx Corporation
	01/15/2044, 5.100%	1,180,437
1,185,000	Flowserve Corporation
	10/01/2030, 3.500%	1,249,364
1,140,000	Kirby Corporation
	03/01/2028, 4.200%	1,237,711
1,065,000	Owens Corning (a)
	07/15/2047, 4.300%	1,201,008

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 25.0% (Continued)

	Industrials – 2.1% (Continued)
$1,095,000	Stanley Black & Decker, Inc. (b)
	03/15/2060, 4.000%	$1,160,089
1,050,000	Westinghouse Air Brake Technologies Corporation (h)
	09/15/2028, 4.950%	1,230,286
		8,435,088
	Information Technology – 1.0%
275,000	Corning, Inc.
	11/15/2079, 5.450%	354,770
945,000	HP, Inc. (a)
	09/15/2041, 6.000%	1,211,172
1,000,000	Jabil, Inc. (a)
	01/12/2028, 3.950%	1,124,244
1,270,000	Micron Technology, Inc. (a)
	02/06/2029, 5.327%	1,530,509
		4,220,695
	Materials – 1.5%
1,035,000	Martin Marietta Materials, Inc.
	12/15/2047, 4.250%	1,193,305
920,000	Sonoco Products Company
	11/01/2040, 5.750%	1,174,354
600,000	The Dow Chemical Company
	05/15/2039, 9.400%	1,037,377
990,000	The Mosaic Company
	11/15/2043, 5.625%	1,279,131
1,005,000	Vulcan Materials Company
	06/15/2047, 4.500%	1,191,388
		5,875,555
	Real Estate – 2.2%
1,000,000	Brixmor Operating Partnership LP (a)
	07/01/2030, 4.050%	1,102,885
1,110,000	MPT Operating Partnership LP /
	MPT Finance Corporation (a)
	10/15/2027, 5.000%	1,184,342

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
CORPORATE BONDS – 25.0% (Continued)

	Real Estate – 2.2% (Continued)
$1,235,000	Office Properties Income Trust
	02/01/2025, 4.500%	$1,316,862
1,125,000	Omega Healthcare Investors, Inc.
	01/15/2026, 5.250%	1,276,631
1,080,000	Sabra Health Care LP
	08/15/2026, 5.125%	1,221,212
1,020,000	Simon Property Group LP (a)
	02/01/2040, 6.750%	1,462,752
1,230,000	United Rentals North America, Inc.
	11/15/2027, 3.875%	1,283,813
		8,848,497
	Utilities – 2.1%
1,010,000	Dominion Energy, Inc. (b)
	10/01/2054, 5.750%	1,107,426
1,100,000	Edison International
	03/15/2028, 4.125%	1,196,274
950,000	Exelon Generation Company LLC (a)
	10/01/2039, 6.250%	1,126,147
1,115,000	National Fuel Gas Company (a)
	01/15/2026, 5.500%	1,288,469
1,075,000	NextEra Energy Capital Holdings, Inc. (a) (b)
	12/01/2077, 4.800%	1,165,484
815,000	PSEG Power LLC
	04/15/2031, 8.625%	1,232,851
1,170,000	The Southern Company (b)
	01/15/2051, 4.000%	1,218,794
		8,335,445
	TOTAL CORPORATE BONDS
	(Cost $93,269,022)	100,207,152

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.8%
	Federal Home Loan Banks
$325,000	06/10/2022, 2.125%	$333,278
150,000	09/09/2022, 2.000%	154,220
200,000	12/09/2022, 1.875%	206,052
100,000	02/17/2023, 1.375%	102,441
150,000	03/10/2023, 2.125%	155,999
115,000	06/09/2023, 2.125%	120,189
60,000	09/08/2023, 3.375%	64,710
95,000	12/08/2023, 3.375%	103,132
50,000	02/13/2024, 2.500%	53,210
50,000	06/14/2024, 2.875%	54,045
50,000	09/13/2024, 2.875%	54,286
50,000	12/13/2024, 2.750%	54,241
270,000	06/09/2028, 3.250%	307,302
200,000	11/16/2028, 3.250%	228,562
150,000	07/15/2036, 5.500%	221,845
		2,213,512
	Federal Home Loan Mortgage Corporation
75,000	04/20/2023, 0.375%	75,371
110,000	05/05/2023, 0.375%	110,501
115,000	06/19/2023, 2.750%	121,724
55,000	06/26/2023, 0.250%	55,021
50,000	02/12/2025, 1.500%	51,926
310,000	11/25/2025, 0.620%	304,751
225,000	09/15/2029, 6.750%	324,904
255,000	03/15/2031, 6.750%	378,545
150,000	07/15/2032, 6.250%	222,343
		1,645,086
	Federal National Mortgage Association
130,000	09/06/2022, 1.375%	132,512
110,000	10/05/2022, 2.000%	113,277
170,000	01/19/2023, 2.375%	177,137
65,000	05/22/2023, 0.250%	65,097
80,000	07/10/2023, 0.250%	80,083
50,000	09/12/2023, 2.875%	53,270
50,000	02/05/2024, 2.500%	53,166

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 11.8% (Continued)
	Federal National Mortgage Association (Continued)
$50,000	07/02/2024, 1.750%	$52,250
50,000	10/15/2024, 1.625%	52,140
50,000	01/07/2025, 1.625%	52,122
100,000	09/24/2026, 1.875%	105,152
350,000	05/15/2029, 6.250%	481,111
300,000	01/15/2030, 7.125%	440,513
310,000	05/15/2030, 7.250%	463,291
290,000	11/15/2030, 6.625% (a)	421,926
100,000	07/15/2037, 5.625%	150,358
1,500,000	03/01/2040, 4.500% (d)	1,631,470
5,270,000	03/15/2041, 3.500% (d)	5,584,553
1,500,000	03/15/2041, 4.000% (d)	1,610,145
8,500,000	03/15/2043, 3.000% (d)	8,888,809
8,000,000	03/15/2047, 2.500% (d)	8,265,625
		28,874,007
	Government National Mortgage Association
1,600,000	03/15/2041, 4.000% (d)	1,709,113
1,600,000	03/15/2042, 3.500% (d)	1,688,375
1,600,000	03/15/2042, 4.000% (d)	1,710,238
1,970,000	03/15/2043, 3.000% (d)	2,045,876
1,755,000	03/15/2043, 3.000% (d)	1,825,954
1,600,000	03/15/2045, 3.500% (d)	1,692,000
1,800,000	03/20/2050, 2.500% (d)	1,863,141
1,960,000	03/15/2051, 2.500% (d)	2,025,078
		14,559,775
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $47,379,654)	47,292,380

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
U.S. GOVERNMENT AGENCY ISSUES – 1.3%

	Utilities – 1.3%
	Tennessee Valley Authority
$475,000	08/15/2022, 1.875%	$486,733
240,000	09/15/2024, 2.875%	259,747
50,000	05/15/2025, 0.750%	49,947
325,000	11/01/2025, 6.750%	415,393
535,000	02/01/2027, 2.875%	592,243
475,000	05/01/2030, 7.125%	703,596
650,000	04/01/2036, 5.880%	953,984
660,000	01/15/2038, 6.150%	1,008,727
500,000	09/15/2039, 5.250%	708,674
		5,179,044
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $4,997,903)	5,179,044

U.S. GOVERNMENT NOTES/BONDS – 61.3%

	U.S. Treasury Bonds – 27.5%
	United States Treasury Bonds
1,270,000	08/15/2023, 6.250%	1,458,466
5,090,000	02/15/2026, 6.000%	6,393,517
7,720,000	11/15/2027, 6.125% (a)	10,252,823
9,235,000	08/15/2028, 5.500% (a)	12,081,256
8,845,000	11/15/2028, 5.250%	11,476,733
9,680,000	02/15/2029, 5.250%	12,625,594
8,500,000	05/15/2030, 6.250%	12,133,750
6,825,000	02/15/2031, 5.375% (a)	9,358,248
525,000	02/15/2040, 4.625%	747,510
		76,527,897
	United States Treasury Inflation Indexed Bonds
1,743,687	01/15/2027, 2.375%	2,141,541
2,816,142	01/15/2028, 1.750%	3,403,229
2,778,026	04/15/2028, 3.625%	3,748,923
2,863,152	01/15/2029, 2.500%	3,684,648
2,828,261	04/15/2029, 3.875%	3,987,770
2,265,626	02/15/2040, 2.125%	3,270,199
2,152,868	02/15/2041, 2.125%	3,143,313
1,936,603	02/15/2042, 0.750%	2,270,538

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 61.3% (Continued)

	U.S. Treasury Bonds – 27.5% (Continued)
	United States Treasury Inflation
	Indexed Bonds (Continued)
$1,727,718	02/15/2043, 0.625%	$1,977,027
1,648,504	02/15/2044, 1.375%	2,181,415
1,244,396	02/15/2045, 0.750%	1,469,069
1,099,300	02/15/2046, 1.000%	1,364,937
631,244	02/15/2047, 0.875%	768,986
475,326	02/15/2048, 1.000%	598,582
		34,010,177
	U.S. Treasury Notes – 33.8%
	United States Treasury Notes
5,280,000	08/15/2022, 1.500%	5,386,012
5,270,000	08/15/2022, 1.625%	5,384,664
5,515,000	08/31/2022, 1.625%	5,638,657
5,385,000	08/31/2022, 1.875%	5,525,410
4,500,000	09/30/2022, 1.750%	4,614,961
4,735,000	09/30/2022, 1.875%	4,865,582
3,180,000	10/15/2022, 1.375%	3,243,600
605,000	10/31/2022, 2.000%	623,788
1,220,000	11/30/2022, 2.000%	1,259,555
1,730,000	05/15/2027, 2.375%	1,871,948
1,775,000	08/15/2027, 2.250% (a)	1,905,837
850,000	08/31/2027, 0.500%	818,125
900,000	09/30/2027, 0.375%	858,041
1,400,000	10/31/2027, 0.500%	1,343,836
3,475,000	11/15/2027, 2.250% (a)	3,729,313
1,700,000	11/30/2027, 0.625%	1,643,355
5,140,000	02/15/2028, 2.750%	5,689,940
6,945,000	05/15/2028, 2.875%	7,756,697
6,375,000	08/15/2028, 2.875% (a)	7,128,794
8,170,000	11/15/2028, 3.125% (a)	9,294,971
6,700,000	02/15/2029, 2.625% (a)	7,386,357
6,350,000	05/15/2029, 2.375%	6,881,316
3,650,000	08/15/2029, 1.625%	3,738,897
3,380,000	11/15/2029, 1.750%	3,494,339

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Principal
Amount	Security Description	Value
U.S. GOVERNMENT NOTES/BONDS – 61.3% (Continued)

	U.S. Treasury Notes – 33.8% (Continued)
	United States Treasury Notes (Continued)
$3,900,000	02/15/2030, 1.500%	$3,940,676
2,500,000	05/15/2030, 0.625%	2,329,736
2,200,000	08/15/2030, 0.625%	2,043,250
2,100,000	11/15/2030, 0.875%	1,991,719
		110,389,376
	United States Treasury Inflation Indexed Notes
1,763,021	01/15/2027, 0.375%	1,949,004
1,794,222	07/15/2027, 0.375%	1,995,482
2,798,347	01/15/2028, 0.500%	3,128,793
2,557,881	07/15/2028, 0.750%	2,924,848
3,058,605	01/15/2029, 0.875%	3,524,167
3,080,358	07/15/2029, 0.250%	3,397,844
3,852,182	01/15/2030, 0.125%	4,186,942
3,860,496	07/15/2030, 0.125%	4,207,734
		25,314,814
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $254,177,804)	246,242,264

SHORT-TERM INVESTMENTS – 10.0%

	Money Market Deposit Account – 10.0%
40,019,167	U.S. Bank Money Market
	Deposit Account, 0.004% (e) (f)	40,019,167
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $40,019,167)	40,019,167

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited) (Continued)

Units	Security Description	Value
INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 15.0%

	Private Funds – 15.0%
60,305,346	Mount Vernon Liquid
	Assets Portfolio, LLC, 0.130% (g) (i)	$60,305,346
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $60,305,346)	60,305,346
	TOTAL INVESTMENTS – 124.4%
	(Cost $500,148,896)	499,245,353
	Liabilities in Excess of Other Assets – (24.4)%	(97,977,521)
	NET ASSETS – 100.0%	$401,267,832

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is out on loan as of February 28, 2021. Total value of securities out on loan is $59,326,884 or 14.8% of net assets.
(b)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of February 28, 2021.

(c)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2021, the value of these securities amounted to $1,396,094 or 0.3% of net assets.

(d)	Security purchased on a forward-commitment basis (“TBA commitment”). On February 28, 2021, the total value of TBA commitments was $40,540,377 or 10.1% of net assets. (See Note 2).
(e)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of February 28, 2021.

(f)
All or a portion of this security has been pledged as collateral in connection with TBA commitments. At February 28, 2021, the value of securities pledged amounted to $40,019,167. In addition, the Fund held cash collateral in the amount of $900,000.

(g)	Annualized seven-day yield as of February 28, 2021.
(h)	Variable rate security. Coupon changes periodically based upon a predetermined schedule or bond rating. Interest rate disclosed is that which is in effect at February 28, 2021.
(i)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS & LIABILITIES
February 28, 2021 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in Securities, at Value*+	$496,975,802	$446,706,896	$499,245,353
Cash Held as Collateral
for TBA Commitments	—	—	900,000
Foreign Currency, at Value*	110,383	—	—
Interest and Dividends Receivable	1,161,803	382,575	2,425,522
Dividend Tax Reclaim Receivable	1,095,190	—	—
Securities Lending Income Receivable	1,856	6,985	2,090
Total Assets	499,345,034	447,096,456	502,572,965
LIABILITIES
Payable for Investment
Securities Purchased	—	—	40,879,554
Management Fees Payable,
Net of Waiver	220,931	142,696	120,233
Collateral Received for
Securities Loaned (See Note 4)	13,334,913	56,613,349	60,305,346
Total Liabilities	13,555,844	56,756,045	101,305,133
NET ASSETS	$485,789,190	$390,340,411	$401,267,832
NET ASSETS CONSIST OF:
Paid-in Capital	$590,872,230	$387,321,263	$400,190,236
Total Distributable Earnings
(Accumulated Deficit)	(105,083,040)	3,019,148	1,077,596
Net Assets	$485,789,190	$390,340,411	$401,267,832
Net Asset Value
(unlimited shares authorized):
Net Assets	$485,789,190	$390,340,411	$401,267,832
Shares Outstanding (No Par Value)	18,600,000	10,100,000	7,900,000
Net Asset Value, Offering and
Redemption Price per Share	$26.12	$38.65	$50.79
* Identified Cost:
Investments in Securities	$442,958,596	$380,766,476	$500,148,896
Foreign Currency	109,317	—	—
+ Includes loaned securities
with a value of	$13,456,509	$55,428,896	$59,326,884

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
For the Six-Months Ended February 28, 2021 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Dividends*	$4,499,863	$3,235,086	$—
Securities Lending Income, Net	46,386	35,299	17,819
Interest (See Note 4)	3,413	29	3,222,736
Total Investment Income	4,549,662	3,270,414	3,240,555
EXPENSES
Management Fees	1,375,568	870,437	812,491
Total Expenses	1,375,568	870,437	812,491
Fees Waived by Adviser
(See Note 3)	(45,101)	(34,817)	(39,634)
Net Expenses	1,330,467	835,620	772,857
Net Investment Income (Loss)	3,219,195	2,434,794	2,467,698

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	17,444,426	26,649,150	9,522,260
Foreign Currency	79,186	—	—
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	73,732,705	63,279,165	(17,660,065)
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	(39,519)	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	91,216,798	89,928,315	(8,137,805)
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$94,435,993	$92,363,109	$(5,670,107)
* Net of withholding tax of	$(677,013)	$—	$—

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2021	Year Ended
	(Unaudited)	August 31, 2020
OPERATIONS
Net Investment Income (Loss)	$3,219,195	$12,262,787
Net Realized Gain (Loss) on Investments
and Foreign Currency	17,523,612	(31,973,742)
Change in Unrealized Appreciation
(Depreciation) of Investments
and Foreign Currency	73,693,186	(4,556,473)
Net Increase (Decrease) in Net Assets
Resulting from Operations	94,435,993	(24,267,428)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(7,920,928)	(15,484,939)
Total Distributions to Shareholders	(7,920,928)	(15,484,939)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	67,694,030
Payments for Shares Redeemed	(38,049,840)	(160,109,650)
Transaction Fees (Note 7)	22,885	124,045
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	(38,026,955)	(92,291,575)
Net Increase (Decrease) in Net Assets	$48,488,110	$(132,043,942)

NET ASSETS
Beginning of Period	$437,301,080	$569,345,022
End of Period	$485,789,190	$437,301,080

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Shares Sold	—	2,900,000
Shares Redeemed	(1,700,000)	(7,800,000)
Net Increase (Decrease)	(1,700,000)	(4,900,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2021	Year Ended
	(Unaudited)	August 31, 2020
OPERATIONS
Net Investment Income (Loss)	$2,434,794	$6,263,032
Net Realized Gain (Loss) on Investments	26,649,150	(9,974,496)
Change in Unrealized Appreciation
(Depreciation) of Investments	63,279,165	5,800,865
Net Increase (Decrease) in Net Assets
Resulting from Operations	92,363,109	2,089,401

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(2,843,894)	(6,628,517)
Total Distributions to Shareholders	(2,843,894)	(6,628,517)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	14,116,270
Payments for Shares Redeemed	(29,535,710)	(157,633,130)
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	(29,535,710)	(143,516,860)
Net Increase (Decrease) in Net Assets	$59,983,505	$(148,055,976)

NET ASSETS
Beginning of Period	$330,356,906	$478,412,882
End of Period	$390,340,411	$330,356,906

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Shares Sold	—	600,000
Shares Redeemed	(900,000)	(5,700,000)
Net Increase (Decrease)	(900,000)	(5,100,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2021	Year Ended
	(Unaudited)	August 31, 2020
OPERATIONS
Net Investment Income (Loss)	$2,467,698	$10,685,007
Net Realized Gain (Loss) on Investments	9,522,260	11,008,383
Change in Unrealized Appreciation
(Depreciation) of Investments	(17,660,065)	(5,965,822)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,670,107)	15,727,568

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(3,845,178)	(11,728,591)
Total Distributions to Shareholders	(3,845,178)	(11,728,591)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	15,530,040	—
Payments for Shares Redeemed	(5,243,670)	(90,220,560)
Transaction Fees (Note 7)	2,306	103,997
Net Increase (Decrease) in
Net Assets Derived from
Capital Share Transactions(a)	10,288,676	(90,116,563)
Net Increase (Decrease) in Net Assets	$773,391	$(86,117,586)

NET ASSETS
Beginning of Period	$400,494,441	$486,612,027
End of Period	$401,267,832	$400,494,441

(a) Summary of capital share transactions is as follows:
	Shares	Shares
Shares Sold	300,000	—
Shares Redeemed	(100,000)	(1,800,000)
Net Increase (Decrease)	200,000	(1,800,000)

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

(This Page Intentionally Left Blank.)

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Net Asset Value, Beginning of Period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)
Net Realized and Unrealized Gain (Loss) on Investments
Total from Investment Operations

LESS DISTRIBUTIONS:
From Net Investment Income
Total Distributions

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 7)
Net Asset Value, End of Period
Total Return

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived)
Expenses to Average Net Assets (After Management Fees Waived)
Net Investment Income to Average Net Assets (Before Management Fees Waived)
Net Investment Income to Average Net Assets (After Management Fees Waived)
Portfolio Turnover Rate(f)

(a)	Calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Less than $0.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Six-Months
Ended
February 28,
2021		Year Ended August 31,
(Unaudited)		2020		2019	2018	2017	2016
$21.54		$22.59		$25.19	$27.16	$21.60	$20.82

0.17		0.51		0.74	0.60	0.50	0.46
4.83		(0.93	)(b)	(2.64)	(1.91)	5.60	0.70
5.00		(0.42)		(1.90)	(1.31)	6.10	1.16

(0.42)		(0.64)		(0.70)	(0.66)	(0.54)	(0.38)
(0.42)		(0.64)		(0.70)	(0.66)	(0.54)	(0.38)

—	(c)	0.01		— (c)	— (c)	— (c)	— (c)
$26.12		$21.54		$22.59	$25.19	$27.16	$21.60
23.27	%(d)	-1.98%		-7.61%	-4.97%	28.70%	5.68%

$485,789		$437,301		$569,345	$609,628	$722,364	$583,078

0.61	%(e)	0.61%		0.61%	0.64%	0.68%	0.68%
0.59	%(e)	0.60%		0.61%	0.63%	0.68%	0.68%
1.41	%(e)	2.29%		3.09%	2.18%	2.13%	2.25%
1.43	%(e)	2.30%		3.09%	2.19%	2.13%	2.25%
38	%(d)	79%		76%	66%	73%	106%

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Net Asset Value, Beginning of Period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)
Net Realized and Unrealized Gain (Loss) on Investments
Total from Investment Operations

LESS DISTRIBUTIONS:
From Net Investment Income
Total Distributions

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 7)
Net Asset Value, End of Period
Total Return

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived)
Expenses to Average Net Assets (After Management Fees Waived)
Net Investment Income to Average Net Assets (Before Management Fees Waived)
Net Investment Income to Average Net Assets (After Management Fees Waived)
Portfolio Turnover Rate(f)

(a)	Calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Less than $0.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Six-Months
Ended
February 28,
2021		Year Ended August 31,
(Unaudited)		2020	2019	2018	2017	2016
$30.03		$29.72	$35.33	$29.83	$26.55	$25.37

0.23		0.45	0.49	0.40	0.35	0.47
8.66		0.33 (b)	(5.60)	5.52	3.20	1.17
8.89		0.78	(5.11)	5.92	3.55	1.64

(0.27)		(0.47)	(0.50)	(0.42)	(0.27)	(0.46)
(0.27)		(0.47)	(0.50)	(0.42)	(0.27)	(0.46)

—		—	— (c)	—	—	—
$38.65		$30.03	$29.72	$35.33	$29.83	$26.55
29.71	%(d)	2.70%	-14.49%	19.95%	13.42%	6.61%

$390,340		$330,357	$478,413	$671,355	$501,156	$467,248

0.50	%(e)	0.50%	0.50%	0.52%	0.55%	0.55%
0.48	%(e)	0.49%	0.50%	0.51%	0.55%	0.55%
1.38	%(e)	1.53%	1.56%	1.20%	1.24%	1.87%
1.40	%(e)	1.54%	1.56%	1.21%	1.24%	1.87%
37	%(d)	66%	71%	63%	68%	114%

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Net Asset Value, Beginning of Period

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(a)
Net Realized and Unrealized Gain (Loss) on Investments
Total from Investment Operations

LESS DISTRIBUTIONS:
From Net Investment Income
From Net Realized Gains
Total Distributions

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 7)
Net Asset Value, End of Period

Total Return

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets (Before Management Fees Waived)
Expenses to Average Net Assets (After Management Fees Waived)
Net Investment Income to Average Net Assets (Before Management Fees Waived)
Net Investment Income to Average Net Assets (After Management Fees Waived)
Portfolio Turnover Rate(f)

(a)	Calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Less than$0.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

Six-Months
Ended
February 28,
2021		Year Ended August 31,
(Unaudited)		2020	2019	2018	2017	2016
$52.01		$51.22	$47.93	$50.26	$51.65	$49.57

0.32		1.23	1.50	1.17	0.92	0.86
(1.03)		0.88 (b)	3.34	(2.39)	(0.74)	1.96
(0.71)		2.11	4.84	(1.22)	0.18	2.82

(0.51)		(1.33)	(1.56)	(1.11)	(0.93)	(0.74)
—		—	—	—	(0.65)	—
(0.51)		(1.33)	(1.56)	(1.11)	(1.58)	(0.74)

—	(c)	0.01	0.01	— (c)	0.01	— (c)
$50.79		$52.01	$51.22	$47.93	$50.26	$51.65
-1.39	%(d)	4.26%	10.37%	-2.42%	0.50%	5.76%

$401,268		$400,494	$486,612	$536,796	$557,851	$480,334

0.41	%(e)	0.41%	0.41%	0.43%	0.45%	0.45%
0.39	%(e)	0.40%	0.41%	0.42%	0.45%	0.45%
1.23	%(e)	2.42%	3.11%	2.42%	1.86%	1.72%
1.25	%(e)	2.43%	3.11%	2.43%	1.86%	1.72%
57	%(d)	247%	384%	324%	296%	440%

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the performance, before fees and expenses, of the Vident Core International Equity Index, the Vident Core U.S. Stock Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October 29, 2013; Vident Core U.S. Equity Fund commenced operations on January 21, 2014; and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

The end of the reporting period for the Funds is February 28, 2021, and the period covered by these Notes to Financial Statements is the six-months ended February 28, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator. These shares are generally classified as Level 2 instruments.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Vident International Equity Fund

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$476,533,695	$—	$—	$476,533,695
Preferred Stocks	6,697,843	—	—	6,697,843
Short-Term Investments	409,351	—	—	409,351
Investments Purchased
with Proceeds from
Securities Lending	5,612,000	7,722,913	—	13,334,913
Total Investments
in Securities	$489,252,889	$7,722,913	$—	$496,975,802

^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$389,337,636	$—	$—	$389,337,636
Short-Term Investments	755,911	—	—	755,911
Investments Purchased
with Proceeds from
Securities Lending	—	56,613,349	—	56,613,349
Total Investments
in Securities	$390,093,547	$56,613,349	$—	$446,706,896

^ See Schedule of Investments for sector breakouts.

Vident Core U.S. Bond Strategy ETF

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$100,207,152	$—	$100,207,152
Mortgage Backed
Securities – U.S.
Government Agency	—	47,292,380	—	47,292,380
U.S. Government
Agency Issues	—	5,179,044	—	5,179,044
U.S. Government
Notes/Bonds	—	246,242,264	—	246,242,264
Short-Term Investments	40,019,167	—	—	40,019,167
Investments Purchased
with Proceeds from
Securities Lending	—	60,305,346	—	60,305,346
Total Investments
in Securities	$40,019,167	$459,226,186	$—	$499,245,353

^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

During the current fiscal period, the Funds did not recognize any transfers into or out of Level 3.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Securities Purchased or Sold on a Forward-Commitment Basis.  Vident Core U.S. Bond Strategy ETF may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Noncash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statement of Assets and Liabilities for the Vident Core U.S. Bond Strategy ETF as of the end of the current fiscal period is as follows:

Statement of Assets and Liabilities – Values of TBA Commitments as of the end of the current fiscal period

	Liabilities
	Location	Value
TBA Commitments –	Payable for Investment
Credit/interest rate risk	Securities Purchased	$40,879,554

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA		Change in Unrealized Appreciation
Commitments Recognized in Income		(Depreciation) Recognized in Income
	Investments		Investments
	in Securities		in Securities
TBA Commitments	($87,356)	TBA Commitments	($246,659)

The average monthly value of TBA Commitments during the current fiscal period was $39,849,291.

OFFSETTING ASSETS AND LIABILITIES

The Vident Core U.S. Bond Strategy ETF is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.

Liabilities
				Gross Amounts not offset
				in the Statement of
				Assets and Liabilities
			Net
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the
	Amounts of	Statement of	Statement of
Description /	Recognized	Assets and	Assets and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
TBA Commitments
Goldman Sachs
& Co. LLC	$31,809,645	$—	$31,809,645	$(31,409,645)	$(400,000)	$—
Wells Fargo
Securities, LLC	9,069,909	—	9,069,909	(8,569,909)	(500,000)	—
	$40,879,554	$—	$40,879,554	$41,779,554	$(900,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

D.
Federal Income Taxes.  The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

E.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

F.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation.  The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2020 the following table shows the reclassifications made:

	Distributable Earnings
	(Accumulated Deficit)	Paid-In Capital
Vident International Equity Fund	$862,106	$(862,106)
Vident Core U.S. Equity Fund	$3,156,054	$(3,156,054)
Vident Core U.S. Bond Strategy ETF	$(2,017,575)	$2,017,575

During the fiscal year ended August 31, 2020, the Funds realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains/(losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Vident International Equity Fund	$(862,106)
Vident Core U.S. Equity Fund	$(3,156,054)
Vident Core U.S. Bond Strategy ETF	$2,017,575

K.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vident Advisory, LLC (the “Adviser”) serves as the investment adviser to the Funds, and is a wholly-owned subsidiary of Vident Financial, LLC, the Index Provider (“Vident Financial”). Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

more third parties, including but not limited to, Vident Investment Advisory, LLC (the “Sub-Adviser”) a wholly-owned subsidiary of Vident Financial. For its services, the Sub- Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. For services provided to the Funds, Vident International Equity Fund pays the Adviser 0.61%, Vident Core U.S. Equity Fund pays the Adviser 0.50%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.41% at an annual rate based on each Fund’s average daily net assets. Effective February 1, 2021, the Adviser contractually waived 0.02% of its adviser fee from each of the Funds until at least December 31, 2021. Fees waived under this waiver agreement are not subject to recoupment by the Advisor.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

The Custodian and Bank of New York Mellon (“BNY” or the “Sub-Custodian”) (together the “Securities Lending Agents”) act as Vident International Equity Fund’s securities lending agents. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33-1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreements provide that, in the event of a borrower’s material default, the Securities Lending Agents shall take all actions the Securities Lending Agents deem appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agents’ expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreements between the Funds and the Securities Lending Agents.

As of the end of the current fiscal period, the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to the Securities Lending Agents were as follows:

	Value of	Payable for Collateral
	Securities	Received (excludes
Fund	on Loan	non-cash collateral)
Vident International Equity Fund	$13,456,509	$13,334,913
Vident Core U.S. Equity Fund	$55,428,896	$56,613,349
Vident Core U.S. Bond Strategy ETF	$59,326,884	$60,305,346

Vident International Equity Fund receives cash and non-cash as collateral in return for securities loaned as part of the securities lending program. The cash collateral is invested in private funds and repurchase agreements with selected commercial banks and broker dealers, under which the Fund acquires U.S. Government obligations, as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at the end of the current fiscal period. The Schedule of Investments for the Fund includes the investments purchased with particular cash

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

collateral holdings as of the end of the current fiscal period. Non-cash collateral received by Vident International Equity Fund was in the form of U.S. Treasury Notes and Bonds with a value of $925,507.

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Fund	$46,386
Vident Core U.S. Equity Fund	$35,299
Vident Core U.S. Bond Strategy ETF	$17,819

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Money Markets	$5,612,000	$—	$—	$—	$5,612,000
Repurchase agreements
collateralized by various
U.S. government
obligations	$3,389,258	$—	$—	$—	$3,389,258
Private Funds(a)	$4,333,655	$—	$—	$—	$4,333,655
U.S. Treasury
Notes and Bonds	$—	$—	$21,541	$903,966	$925,507
Total Borrowings	$13,334,913	$—	$21,541	$903,966	$14,260,420

Vident Core U.S. Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Private Funds(a)	$56,613,349	$—	$—	$—	$56,613,349
Total Borrowings	$56,613,349	$—	$—	$—	$56,613,349

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

Vident Core U.S. Bond Strategy ETF

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Private Funds(a)	$60,305,346	$—	$—	$—	$60,305,346
Total Borrowings	$60,305,346	$—	$—	$—	$60,305,346

(a)
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Fund	$169,020,098	$180,626,733
Vident Core U.S. Equity Fund	$127,241,607	$128,226,060
Vident Core U.S. Bond Strategy ETF	$528,746,780	$526,467,685

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Vident International Equity Fund	$—	$29,886,980
Vident Core U.S. Equity Fund	$—	$29,508,365
Vident Core U.S. Bond Strategy ETF	$13,718,464	$4,686,315

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the current fiscal period. Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $404,853,675 of purchases and $399,536,350 of sales of U.S. Government securities during the current fiscal period.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2020, were as follows:

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
Tax cost of investments	$468,439,444	$402,206,019	$507,747,451
Gross tax unrealized appreciation	$30,853,224	$34,180,146	$17,870,779
Gross tax unrealized depreciation	(54,147,666)	(32,533,453)	(1,172,215)
Net tax unrealized
appreciation/ (depreciation)	(23,294,442)	1,646,693	16,698,564
Undistributed ordinary income	4,883,478	1,059,454	2,030,360
Undistributed long-term capital gain	—	—	—
Other accumulated gain/(loss)	(173,187,141)	(89,206,214)	(8,136,043)
Distributable earnings/
(accumulated deficit)	$(191,598,105)	$(86,500,067)	$10,592,881

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2020, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.

As of August 31, 2020, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Fund	$146,810,502	$26,362,969
Vident Core U.S. Equity Fund	$89,206,214	$—
Vident Core U.S. Bond Strategy ETF	$2,922,642	$5,213,400

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2020, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$15,484,939	$—
Vident Core U.S. Equity Fund	$6,628,517	$—
Vident Core U.S. Bond Strategy ETF	$11,728,591	$—

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2019, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$16,869,109	$—
Vident Core U.S. Equity Fund	$8,142,853	$—
Vident Core U.S. Bond Strategy ETF	$15,195,394	$—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 100,000 shares. The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Fund charges $5,000; Vident Core U.S. Equity  Fund and Vident Core U.S. Bond Strategy ETF each charge $750 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Fund and Vident Core U.S. Equity Fund and up to a maximum of 3% in Vident Core U.S. Bond Strategy ETF as a percentage of the value of the Creation Units subject to the transaction.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

NOTE 8 – RISKS

COVID-19 Risk.  The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Thrivent Trust Company, as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

VIDENT FUNDS

EXPENSE EXAMPLES
For the Six-Months Ended February 28, 2021 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLES
For the Six-Months Ended February 28, 2021 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	September 1, 2020	February 28, 2021	the Period(a)
Actual	$1,000.00	$1,232.70	$3.27
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,021.87	$2.96

Vident Core U.S. Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	September 1, 2020	February 28, 2021	the Period(b)
Actual	$1,000.00	$1,297.10	$2.73
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.41	$2.41

Vident Core U.S. Bond Strategy ETF

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	September 1, 2020	February 28, 2021	the Period(c)
Actual	$1,000.00	$ 986.10	$1.92
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.86	$1.96

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.59%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period. See Note 3.

(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.48%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period. See Note 3.

(c)
The dollar amounts shown as expenses paid during the period are equal to the annualized net expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period. See Note 3.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 27-28, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Vident Advisory, LLC (the “Adviser”) and the Trust, on behalf of the Vident Core U.S. Bond Strategy ETF, Vident Core U.S. Equity Fund, and Vident International Equity Fund (each, a “Fund”, and collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with the applicable Fund shareholders; and (vi) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to the Funds by the Adviser, and additional information about the Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Funds and to other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, and the services provided by the Adviser.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective as a passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Additionally, the Board considered that Vident Financial, LLC (“Vident Financial”), an affiliate of the Adviser, acts as index provider to the Funds, which each track an index created by Vident Financial based on its intellectual property. The Board noted the Adviser’s belief that shareholders invest in the Funds based on the investment principles incorporated into each index methodology by Vident Financial and the expectation that the Adviser will provide advisory services to the Funds based on the indexes.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended September 30, 2020, unless otherwise indicated below. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its index before fees and expenses.

Vident Core U.S. Bond Strategy ETF: The Board noted that, for the one-year, three-year, five-year, and since inception periods, the Fund slightly underperformed its underlying index, before fees and expenses. The Board further noted that, for all such periods, the Fund underperformed the FTSE Broad Investment-Grade (BIG) Bond Index, as well as the median for funds in the universe of index-based Intermediate Core and Core-Plus Bond ETFs as reported by Morningstar (collectively, the “Category Peer Group”).

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser with a similar investment objective, investment universe, sector exposure, and average maturity (the “Selected Peer Group”). The Board noted that the Fund’s returns for the one- and three-year periods were well within the range of returns for the Selected Peer Group. The Board further noted that, for the five-year period, the Fund slightly underperformed the one fund in the Selected Peer Group with a five-year history.

Vident Core U.S. Equity Fund: The Board noted that, for the one-year, three-year, five-year, and since inception periods, the Fund performed in line with its underlying index, before fees and expenses. The Board further noted that, for such periods, the Fund significantly underperformed the Morningstar US Market Total Return Index and S&P 500 Index. The Board also considered that, for the one-year and three-year periods, the Fund had outperformed the median for index-based funds in the universe of US Mid-Cap Value ETFs as reported by Morningstar (the “Category Peer Group”) and slightly underperformed the Category Peer Group median for the five-year period.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser with a similar investment objective, investment universe, quantitative approach to security selection, and investment philosophy (the “Selected Peer Group”). The Board noted that the Fund’s returns were well within the range of returns for the Selected Peer Group for the one-, three-, and five-year periods.

Vident International Equity Fund: The Board noted that, for the one-year, three-year, five-year, and since inception periods, the Fund slightly underperformed its underlying index, before fees and expenses, and the Board noted that, as an international equity fund, the Fund’s returns reflected the increased costs of trading foreign securities, which costs are not reflected in the Index’s returns. The Board further noted that, for all such periods, the Fund significantly underperformed the Morningstar Global Markets ex-US Large-Mid Cap NR Index and Morningstar Global Markets ex-US NR Index. The Board also considered that, for the one-year and five-year periods, the Fund had outperformed the median for index-based Foreign Large Value ETFs, as reported by Morningstar (the “Category Peer Group”), but underperformed the Category Peer Group median for the three-year period.

The Board also considered the Fund’s performance relative to its competitors identified by the Adviser with a similar investment universe, investment objective, index philosophy, weighted average market capitalization, and historical turnover (the “Selected Peer Group”). The Board noted that the Fund’s returns were within the range of returns for the Selected Peer Group for the one-year and five-year periods, and slightly lower than the funds in the Selected Peer Group for the three-year period.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds, the full amount of which was anticipated to be the “unified fee” described below, and compared each Fund’s expense ratio to its respective Category Peer Group and Selected Peer Group as follows:

Vident Core U.S. Bond Strategy ETF: The Board noted that the expense ratio for the Fund was higher than the expense ratios for funds in its Category Peer Group. However, the Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, passively-managed ETFs, the Category Peer Group may not allow for an apt comparison by which to judge the Fund’s expense ratio. The Board further noted that the Fund’s expense ratio was within the range of expense ratios for its Selected Peer Group, although the Selected Peer Group included both actively- and passively-managed ETFs, and the Fund’s expense ratio was higher than the other passively-managed funds within the Selected Peer Group.

Vident Core U.S. Equity Fund: The Board noted that the expense ratio for the Fund was higher than the median of its Category Peer Group, but within the range of expense ratios for the Category Peer Group. The Board further noted that the Fund’s expense ratio was within the range of expense ratios for the Selected Peer Group.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
(Unaudited) (Continued)

Vident International Equity Fund: The Board noted that the expense ratio for the Fund was significantly higher than the median of its Category Peer Group, but within the range of expense ratios for the Category Peer Group. The Board further noted that the Fund’s expense ratio was within the range of expense ratios for the Selected Peer Group.

The Board also considered the effect that the Adviser’s fee waiver for each Fund had on the Fund’s expense ratio relative to the applicable Category Peer Group and Selected Peer Group.

The Board took into consideration that the was Adviser would charge a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale would be shared with the applicable Fund shareholders, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its respective shareholders.

VIDENT FUNDS

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.  The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk.  The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future.  Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME

For the year ended August 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	77.81%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

DIVIDENDS RECEIVED DEDUCTION

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2020 was as follows:

Vident International Equity Fund	0.64%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT-TERM CAPITAL GAIN

For the year ended August 31, 2020, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.00%
Vident Core U.S. Equity Fund	0.00%
Vident Core U.S. Bond Strategy ETF	0.00%

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited) (Continued)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2020.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary Income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	1,908,421	$0.0940	100.00%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.videntfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.videntfunds.com.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.videntfunds.com.

(This Page Intentionally Left Blank.)

Adviser
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia  30009

Sub-Adviser
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia  30009

Index Provider
Vident Financial, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia  30009

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado  80203

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004-2541

Vident International Equity Fund	Vident Core U.S. Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core U.S. Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date    4/28/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date    4/28/2021

By (Signature and Title)*     /s/Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date    4/28/2021

* Print the name and title of each signing officer under his or her signature.